--------------------------------------------------------------------------------
Alliance
Municipal
Trust
 - Florida Portfolio
--------------------------------------------------------------------------------

                             AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 1998
(unaudited)

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
December 31, 1998 (unaudited)       Alliance Municipal Trust - Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-69.5%
            FLORIDA-69.5%
            Alachua City IDA
            (Sabine Inc. Project)
            Series '95 AMT
            VRDN
$    1,930  9/01/15 (b).............       4.10%             $     1,930,000
            Alachua County IDR
            (Florida Rock
            Industries Inc.)
            AMT VRDN
     7,500  11/01/22 (b)............       4.05                    7,500,000
            Broward County HFA
            MFHR
            (Harbour Town
            Jacaranda Project)
            Series '95B VRDN
     3,400  12/01/25 (b)............       3.75                    3,400,000
            Broward County HFA
            MFHR
            (Jacaranda Village
            Apartments)
            Series '97 VRDN
     3,450  9/01/22 (b).............       3.75                    3,450,000
            Broward County HFA
            MFHR
            (Margate Investments
            Project)
            VRDN
     5,900  11/01/05 (b)............       3.75                    5,900,000
            Broward County IDR
            (Education Resident and
            Training Authority)
            Series '97 VRDN
     3,000  8/01/04 (b).............       4.10                    3,000,000
            Citrus Park Community
            Development Authority
            Series '96 VRDN
     4,800  11/01/16 (b)............       3.75                    4,800,000
            Dade County
            (Aviation Facilities)
            Series '84A VRDN
     9,600  10/01/09 (b)............       3.75                    9,600,000
            Dade County
            (Capital Asset)
            Series '90 VRDN
     2,400  10/01/10 (b)............       5.20                    2,400,000
            Dade County
            (School Board
            Certificate Participation)
            Series B AMBAC
     1,000  8/01/99 ................       3.12                    1,009,268
            Dade County
            (School District)
     2,000  7/01/99 ................       3.61                    2,073,959
            Dade County
            (Water & Sewer Systems)
            Series '94 FGIC
            VRDN
     1,600  10/05/22 (b)............       3.40                    1,600,000
            Dade County IDA
            (Florida Convalescent
            Association Project)
            Series '86 AMT
            VRDN
     2,070  12/01/11 (b)............       5.10                    2,070,000
            Dade County IDA
            (Florida Power & Light)
            Series '93 VRDN
     1,500  6/01/21 (b).............       3.90                    1,500,000
            Florida State GO
            (Board of Education
            Capital Outlay)
            Series '89B
     3,165  6/01/09 ................       3.00                    3,277,855
            Florida State GO
     2,000  7/01/99 ................       3.61                    2,075,655
            Florida HFA MFHR
            (Ashley Lake ll)
            Series '89J AMT
            VRDN
     3,000  12/01/11 (b)............       4.05                    3,000,000
            Florida HFA MFHR
            (Banyan Bay Apts.)
            Series '95L AMT
            VRDN
     5,275  12/01/25 (b)............       4.15                    5,275,000
            Florida HFA MFHR
            (EEE-Carlton Arms II)
            VRDN
     4,475  12/01/08 (b)............       3.90                    4,475,000

                                    Alliance Municipal Trust - Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Florida HFA MFHR
            (Homeowner Mortgage)
            Series 98-5 PPB
$    5,000  7/01/17 (b).............       3.80%             $     5,000,000
            Florida HFA MFHR
            (Lakes of Northdale
            Project)
            Series '84D VRDN
     1,000  6/01/07 (b).............       3.95                    1,000,000
            Florida HFA MFHR
            (Oaks at Orange Park
            Project)
            Series '90 VRDN
     7,240  7/01/07 (b).............       4.05                    7,240,000
            Highlands County
            Health Facilities
            (Adventist/Sunbelt)
            Series A VRDN
     6,900  11/15/26 (b)............       3.95                    6,900,000
            Hillsborough County
            HFA
            (Brandon Crossing)
            Series '98A AMT VRDN
     2,700  12/01/29 (b)............       3.85                    2,700,000
            Hillsborough County
            IDA
            (Seaboard System)
            Series '83 VRDN
       100  10/15/99 (b)............       3.50                      100,000
            Hillsborough County
            IDA
            (Seaboard Tampa)
            AMT VRDN
     4,800  12/01/16 (b)............       4.05                    4,800,000
            Hillsborough County
            IDA PCR
            (Tampa Electric Project)
            VRDN
     1,500  5/15/18 (b).............       4.00                    1,500,000
            Hillsborough County
            IDA PCR
            (Tampa Electric Project)
            VRDN
     1,000  9/01/25 (b).............       4.00                    1,000,000
            Hillsborough County
            PCR
            (Tampa Electric Project)
            Series '93 AMT
            VRDN
     7,300  11/01/20 (b)............       5.20                    7,300,000
            Jacksonville Hospital
            Revenue
            (Genesis Rehabilitation)
            Series '96 VRDN
     3,650  5/01/21 (b).............       4.75                    3,650,000
            Jacksonville IDR
            (Pavilion Associates
            Project)
            Series '96 VRDN
       900  1/01/15 (b).............       3.75                      900,000
            Jacksonville IDR
            (St. John's Medical
            Investors)
            Series '96 VRDN
     1,930  1/01/15 (b).............       3.75                    1,930,000
            Jacksonville IDR
            (University of Florida
            Health Science Center)
            Series '89 VRDN
       900  7/01/19 (b).............       3.75                      900,000
            Lee County Healthcare
            Facilities IDA
            (Hope Hospice)
            Series '96 VRDN
     3,000  6/01/16 (b).............       4.10                    3,000,000
            Lee County IDA
            (Christian & Missionary
            Project)
            VRDN
     2,400  4/01/10 (b).............       3.63                    2,400,000
            Lee County IDA
            (Cypress Cove
            Healthpark)
            Series '97C VRDN
     6,700  10/01/04 (b)............       3.45                    6,700,000
            Manatee County HFA
            MFHR
            (Harbour Project)
            Series '90B VRDN
     1,800  12/01/07 (b)............       4.20                    1,800,000
            Marion County HFA
            MFHR
            (Summer Trace Project)
            Series '85D VRDN
     2,300  12/01/07 (b)............       3.75                    2,300,000

                                    Alliance Municipal Trust - Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Miami Dade County
            Educational Facility
            Authority
            (Florida Memorial
            College) Series '98
            VRDN
$    3,000  10/01/18 (b)............       4.10%             $     3,000,000
            Miami Dade County
            HFA SFMR
            Series '98B AMT PPB
     1,000  10/01/31 (b)............       3.45                    1,000,000
            Miami HFA
            (Mercy Hospital)
            Series '98 VRDN
     2,690  8/01/20 (b).............       3.45                    2,690,000
            Orange County HFA
            MFHR
            (Sundown Assoc. II)
            Series B VRDN
     1,000  6/01/04 (b).............       4.05                    1,000,000
            Orange County Tourist
            Development Tax
            Revenue
            Series B AMBAC
     3,110  10/01/99 ...............       3.00                    3,109,212
            Palm Beach County
            (Water & Sewer
            Revenue)
            VRDN
    12,395  10/01/11 (b)............       5.40                   12,395,000
            Palm Beach County
            Education Facility
            Authority Revenue
            (Lynn University Project)
            Series '98 VRDN
     2,500  11/01/18 (b)............       3.55                    2,500,000
            Palm Beach County
            HFA MFHR
            (Haverhill)
            Series '97A VRDN
     9,100  10/01/27 (b)............       3.75                    9,100,000
            Palm Beach County
            HFA MFHR
            (Village Crossing
            Project)
            Series '97B VRDN
     7,000  10/01/27 (b)............       3.75                    7,000,000
            Palm Beach County
            SFMR
            Series '98B AMT PPB
     3,000  4/01/29 (b).............       3.75                    3,000,000
            Palm Beach IDR
            (Florida Convalescent
            Center Project)
            AMT VRDN
     2,475  11/01/11 (b)............       5.10                    2,475,000
            Pinellas County Health
            Facilities
            (Mease Manor Inc.)
            Series '95 VRDN
     4,015  11/01/15 (b)............       4.05                    4,015,000
            St. Lucie PCR
            (Florida Power & Light)
            Series '93 AMT
            VRDN
     5,500  1/01/27 (b).............       4.00                    5,500,000
            Tampa Bay Water
            Utility System Revenue
            Series '98A FGIC
     2,745  10/01/99 ...............       3.44                    2,756,394
            Volusia County HFA
            MFHR
            (Arbors Apartments)
            Series A VRDN
     2,500  10/01/27 (b)............       3.75                    2,500,000
            Volusia County HFA
            MFHR
            (Ocean Oaks Apartments)
            Series '97B VRDN
     5,795  10/01/27 (b)............       3.75                    5,795,000
                                                             ---------------
            Total Municipal Bonds
            (amortized cost
            $197,292,343)...........                             197,292,343
                                                             ---------------
            COMMERCIAL PAPER-11.8%
            FLORIDA-11.8%
            Florida Local
            Government Finance
            Commission
            Series B
     3,000  2/24/99 ................       2.95                    3,000,000
            Florida Local
            Government Finance
            Committee
            Series B AMT
     2,000  3/12/99 ................       3.00                    2,000,000

                                    Alliance Municipal Trust - Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                        Value
--------------------------------------------------------------------------------
            Florida Municipal
            Power Agency
            (Initial Pooled Loan
            Project) Series A
$    1,300  1/07/99 ................       3.35%             $     1,300,000
            Indian River Hospital
            District
            Series '90
     4,000  2/01/99 ................       3.40                    4,000,000
            Jacksonville City
     2,900  4/06/99 ................       2.90                    2,900,000
            Jacksonville City PCR
            (Florida Power &
            Light Co.) Series '92
     2,900  2/24/99 ................       3.05                    2,900,000
            Orange County Local
            Transport Authority
            Revenue
     3,000  4/08/99 ................       2.90                    3,000,000
            Sarasota Public
            Hospital Revenue
            (Sarasota Memorial
            Hospital) Series B
     3,050  1/08/99 ................       3.25                    3,050,000
            Sarasota Public
            Hospital Revenue
            (Sarasota Memorial
            Hospital) Series C
     3,150  4/07/99 ................       2.90                    3,150,000
            St. Lucie PCR
            (Florida Power & Light
            Co.) Series '94A
     5,000  1/21/99 ................       3.10                    5,000,000
            West Orange Memorial
            Hospital
            (Tax District Revenue
            Bonds) Series '91A-1
     1,100  4/01/99 ................       2.95                    1,100,000
            West Orange Memorial
            Hospital
            (Tax District Revenue
            Bonds) Series '91A-2
     2,000  1/20/99 ................       3.05                    2,000,000
                                                             ---------------
            Total Commercial Paper
            (amortized cost
            $33,400,000)............                              33,400,000
                                                             ---------------
            TOTAL INVESTMENTS-81.3%
            (amortized cost
            $230,692,343)...........                             230,692,343
            Other assets less
            liabilities-18.7%.......                              53,030,373
                                                             ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            283,722,820 shares
            outstanding)............                         $   283,722,716
                                                             ===============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:

    AMBAC  American Municipal Bond Assurance Corporation
    AMT    Alternative Minimum Tax
    FGIC   Financial Guaranty Insurance Co.
    HFA    Housing Finance Agency/Authority
    IDA    Industrial Development Authority
    IDR    Industrial Development Revenue
    MFHR   Multi-Family Housing Revenue
    PCR    Pollution Control Revenue
    SFMR   Single Family Mortgage Revenue

    See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998 (unaudited)       Alliance Municipal Trust - Florida Portfolio
================================================================================

ASSETS
   Investments in securities, at value (cost $230,692,343)..... $   230,692,343
   Cash .......................................................      49,750,714
   Receivable for investments sold.............................       2,255,772
   Interest receivable.........................................       1,068,222
   Receivable for capital stock sold...........................          86,060
   Deferred organization expense...............................           6,804
                                                                ---------------
   Total assets................................................     283,859,915
LIABILITIES
   Advisory fee payable........................................          65,811
   Distribution fee payable....................................          34,666
   Accrued expenses............................................          36,722
                                                                ---------------
   Total liabilities...........................................         137,199
NET ASSETS..................................................... $   283,722,716
                                                                ===============
COMPOSITION OF NET ASSETS
   Capital shares.............................................. $   283,722,820
   Accumulated net realized loss on investment transactions....            (104)
                                                                ---------------
                                                                $   283,722,716
                                                                ===============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998 (unaudited)
                                    Alliance Municipal Trust - Florida Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $    2,236,768
EXPENSES
   Advisory fee (Note B)................................................    $      322,964
   Distribution assistance and administrative service (Note C)..........           280,565
   Custodian fees.......................................................            34,909
   Transfer agency (Note B).............................................            21,865
   Registration fees....................................................             9,321
   Printing.............................................................             7,604
   Audit and legal fees.................................................             6,125
   Amortization of organization expense.................................             2,182
   Trustees' fees...............................             1,197
   Miscellaneous........................................................             1,560
                                                                            --------------
   Total expenses.......................................................           688,292
   Less: expense reimbursement..........................................           (42,363)
                                                                            --------------
   Net expenses.........................................................                               645,929
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $    1,590,839
                                                                                                ==============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                    Alliance Municipal Trust - Florida Portfolio
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 1998     Year Ended
                                                                               (unaudited)       June 30, 1998
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................    $    1,590,839      $    3,174,513
   Net realized gain on investment transactions.........................                -0-              1,873
   Net change in unrealized appreciation of investments.................                -0-               (791)
                                                                            --------------      --------------
   Net increase in net assets from operations...........................         1,590,839           3,175,595
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................        (1,590,839)         (3,174,513)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)................................................       170,627,720          23,944,984
                                                                            --------------      --------------
   Total increase.......................................................       170,627,720          23,946,066
NET ASSETS
   Beginning of year....................................................       113,094,996          89,148,930
                                                                            --------------      --------------
   End of period........................................................    $  283,722,716      $  113,094,996
                                                                            ==============      ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)       Alliance Municipal Trust - Florida Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio") and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1998, the reimbursement amounted to $42,363.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $11,848 for the six months ended December 31, 1998.

                                    Alliance Municipal Trust - Florida Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1998, the distribution fee amounted to $161,482. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1998, such payments by the Portfolio amounted to $119,083, of which $46,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carry forward of $104 which expires in the year 2005.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1998, capital paid-in aggregated $283,722,820. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 1998      June 30,
                                                                               (unaudited)           1998
                                                                            ----------------   ----------------
Shares sold.............................................................       362,561,567         542,347,808
Shares issued on reinvestments of dividends.............................         1,590,839           3,174,513
Shares redeemed.........................................................      (193,524,686)       (521,577,337)
                                                                              ------------        ------------
Net increase............................................................       170,627,720          23,944,984
                                                                              ============        ============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - Florida Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                     July 28, 1995(a)
                                             Six Months Ended    Year Ended June 30,     through
                                             December 31, 1998  --------------------     June 30,
                                                (unaudited)       1998        1997        1996
                                              --------------    --------    --------    --------
Net asset value, beginning of period .........    $ 1.00         $ 1.00      $ 1.00      $ 1.00
                                                  ------         ------      ------      ------
Income From Investment Operations
Net investment income (b) ....................      .012(c)        .028        .030        .030
                                                  ------         ------      ------      ------
Less: Dividends
Dividends from net investment income .........     (.012)         (.028)      (.030)      (.030)
                                                  ------         ------      ------      ------
Net asset value, end of period ...............    $ 1.00         $ 1.00      $ 1.00      $ 1.00
                                                  ======         ======      ======      ======
Total Return
Total investment return based on net asset
   value (d) .................................      2.49%(e)       2.87%       3.03%       3.32%(e)
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....  $283,723       $113,095     $89,149     $91,179
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ..........................      1.00%(e)        .93%        .65%        .58%(e)
   Expenses, before waivers and
     reimbursements ..........................      1.07%(e)       1.06%       1.10%       1.24%(e)
   Net investment income (b) .................      2.46%(e)       2.82%       2.97%       3.12%(e)

--------------------------------------------------------------------------------
(a) Commencement of operations.

(b) Net of expenses reimbursed or waived by the Adviser.

(c) Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(e) Annualized.

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

                                                              -----------------
                                                                  BULK RATE
Alliance Municipal Trust - Florida Portfolio                    U.S. POSTAGE
1345 Avenue of the Americas, New York, NY 10105                      PAID
Toll free 1 (800) 221-5672                                      New York, NY
                                                               Permit No. 7131
                                                              -----------------

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |6| |6| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

AllianceCapital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AFLSR